Subsequent Events (Details) - USD ($)		Apr. 28, 2025	Apr. 25, 2025	Jan. 31, 2025	Jan. 23, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Ordinary shares issued	[1]					20,491,340	6,191,340
Subsequent Event [Member]
Subsequent Event [Line Items]
Term					5 years
Number of preferred shares granted					8,000,000
Grant value (in Dollars)					$ 1,750,000
Subsequent Event [Member] | Mr. Kong [Member]
Subsequent Event [Line Items]
Number of preferred shares granted					12,000,000
Ordinary shares issued				840,000,000,000
Forecast [Member]
Subsequent Event [Line Items]
Grant date fair value (in Dollars)		$ 2,040,000
Forecast [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants were exercised			1,530,000
Forecast [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Shares granted stock award		500,000
Forecast [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Cashlessly shares			1,324,587

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.